Private Placement - Additional Information (Detail) - USD ($)			6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Feb. 19, 2021
Initial Public Offering, price per unit		$ 0.35	$ 0.35
Initial Public Offering, gross proceeds			$ 8,500,000
Private Placement [Member]
Initial Public Offering, price per unit		$ 2.00
Initial Public Offering, units		3,750,000
Initial Public Offering, gross proceeds		$ 7,500,000
Over-Allotment Option [Member]
Initial Public Offering, price per unit				$ 10.00
Over-Allotment Option [Member] | Private Placement [Member]
Initial Public Offering, units		4,162,500
Initial Public Offering, gross proceeds		$ 8,300,000
Class A Ordinary Shares
Initial Public Offering, units	[1]
Class A Ordinary Shares | Private Placement [Member]
Number of shares warrant exercises		1
Warrants exercise price per share		$ 11.50
Lock in period of warrants		30 days

[1]	This number includes up to 1,031,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.